Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net [Abstract]
Amortization expense	$ 335,538	$ 119,218	$ 5,525
Impairment of intangible assets	$ 536,206